FAIR VALUE MEASUREMENTS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net realized and unrealized gains and losses related to Level 3 items
Net realized and unrealized gains (losses) included in income, assets	$ (642)	$ 1,753
Policyholder contract deposits
Net realized and unrealized gains and losses related to Level 3 items
Net realized and unrealized gains (losses) included in net realized capital gains, liabilities measured at Level 3	(499)	419
Net realized and unrealized gains (losses) included in other income, liabilities measured at Level 3	70	76
Net realized and unrealized gains (losses) included in policyholder benefits and claims incurred, liabilities measured at Level 3		(320)
Net realized and unrealized gains (losses) included in income, liabilities	(429)	175
Derivative liabilities, net
Net realized and unrealized gains and losses related to Level 3 items
Net realized and unrealized gains (losses) included in net investment income, liabilities measured at Level 3	2
Net realized and unrealized gains (losses) included in net realized capital gains, liabilities measured at Level 3	13	260
Net realized and unrealized gains (losses) included in other income, liabilities measured at Level 3	323	522
Net realized and unrealized gains (losses) included in income, liabilities	338	782
Other long-term debt
Net realized and unrealized gains and losses related to Level 3 items
Net realized and unrealized gains (losses) included in other income, liabilities measured at Level 3	(60)	(237)
Net realized and unrealized gains (losses) included in income, liabilities	(60)	(237)
Bonds available for sale
Net realized and unrealized gains and losses related to Level 3 items
Net realized and unrealized gains (losses) included in net investment income, assets measured at Level 3	638	321
Net realized and unrealized gains (losses) included in net realized capital gains, assets measured at Level 3	(717)	(1,832)
Net realized and unrealized gains (losses) included in other income, assets measured at Level 3	15	17
Net realized and unrealized gains (losses) included in income, assets	(64)	(1,494)
Bond trading securities
Net realized and unrealized gains and losses related to Level 3 items
Net realized and unrealized gains (losses) included in net investment income, assets measured at Level 3	(634)	2,282
Net realized and unrealized gains (losses) included in net realized capital gains, assets measured at Level 3	4	39
Net realized and unrealized gains (losses) included in other income, assets measured at Level 3	35	578
Net realized and unrealized gains (losses) included in income, assets	(595)	2,899
Equity securities available for sale
Net realized and unrealized gains and losses related to Level 3 items
Net realized and unrealized gains (losses) included in net realized capital gains, assets measured at Level 3	27	(7)
Net realized and unrealized gains (losses) included in income, assets	27	(7)
Other invested assets
Net realized and unrealized gains and losses related to Level 3 items
Net realized and unrealized gains (losses) included in net investment income, assets measured at Level 3	23	581
Net realized and unrealized gains (losses) included in net realized capital gains, assets measured at Level 3	(84)	(271)
Net realized and unrealized gains (losses) included in other income, assets measured at Level 3	51	45
Net realized and unrealized gains (losses) included in income, assets	$ (10)	$ 355